LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JULY 8, 2011

TO THE PROSPECTUSES

OF THE FUNDS LISTED ON

SCHEDULE A

The following text replaces the section of each fund’s prospectus titled “Exchanging shares”:

Exchanging shares

Generally

You may exchange shares of the fund for the same class of shares of other funds sold by the distributor. For investors who qualify as Clients of Eligible Financial Intermediaries and participate in Eligible Investment Programs made available through their financial intermediaries (such as investors in fee-based advisory or mutual fund “wrap” programs), an exchange may be made from Class A or Class C shares to Class I shares of the same fund under certain limited circumstances. Please refer to the section of this prospectus titled “Retirement and Institutional Investors – eligible investors” or contact your financial intermediary for more information.

An exchange of shares of one fund for shares of another fund is considered a sale and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. An exchange of shares of one class directly for shares of another class of the same fund normally should not be taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

The exchange privilege is not intended as a vehicle for short-term trading. The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges.

Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•    If you bought shares through a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges

•    If you bought shares directly from the fund, contact the fund at 1-877-721-1926 to learn which funds are available to you for exchanges

•    Exchanges may be made only between accounts that have identical registrations

•    Not all funds offer all classes

•    Funds that offer Class B shares will continue to make them available for incoming exchanges after July 1, 2011

•    Some funds are offered only in a limited number of states. Your Service Agent or the fund will provide information about the funds offered in your state

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums, sales charges and other requirements

•    In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of the exchange

•    Your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased

•    You will generally be required to meet the minimum investment requirement for the class of shares of the fund or share class into which your exchange is made (except in the case of systematic exchange plans)

•    Your exchange will also be subject to any other requirements of the fund or share class into which you are exchanging shares

•    If you hold share certificates, you must deliver the certificates, endorsed for transfer or with signed stock powers, to the transfer agent or your Service Agent before the exchange is effective

•    The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges

By telephone	Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for information. Exchanges are priced at the net asset value next determined.

By mail	Contact your Service Agent or, if you hold shares directly with the fund, write to the fund at the following address: Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504

Through a systematic exchange plan

You may be permitted to schedule automatic exchanges of shares of the fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

•    Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

•    Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

For more information, please contact your Service Agent or the fund or consult the SAI.

SCHEDULE A

Name of Fund	Date of Prospectus
Legg Mason Partners Income Trust
Legg Mason Western Asset Adjustable Rate Income Fund	September 30, 2010
Legg Mason Western Asset Core Plus Bond Fund	November 30, 2010
Legg Mason Western Asset Corporate Bond Fund	May 1, 2011
Legg Mason Western Asset Global High Yield Bond Fund	May 1, 2011
Legg Mason Western Asset Government Securities Fund	May 1, 2011
Legg Mason Western Asset High Income Fund	November 30, 2010
Legg Mason Western Asset Short-Term Bond Fund	May 1, 2011
Legg Mason Western Asset Strategic Income Fund	November 30, 2010
Legg Mason Partners Equity Trust
Legg Mason Batterymarch Global Equity Fund	February 28, 2011
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2011
Legg Mason Capital Management All Cap Fund	August 31, 2010
Legg Mason ClearBridge Aggressive Growth Fund	December 29, 2010

Name of Fund	Date of Prospectus
Legg Mason Partners Equity Trust (cont.)
Legg Mason ClearBridge Appreciation Fund	February 28, 2011
Legg Mason ClearBridge Diversified Large Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Equity Fund	February 28, 2011
Legg Mason ClearBridge Equity Income Builder Fund	April 29, 2011
Legg Mason ClearBridge Fundamental All Cap Value Fund	January 31, 2011
Legg Mason ClearBridge Large Cap Growth Fund	March 31, 2011
Legg Mason ClearBridge Large Cap Value Fund	February 28, 2011
Legg Mason ClearBridge Mid Cap Core Fund	February 28, 2011
Legg Mason ClearBridge Mid Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Small Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Small Cap Value Fund	January 31, 2011
Legg Mason Esemplia Emerging Markets Equity Fund	February 28, 2011
Legg Mason Global Currents International All Cap Opportunity Fund	February 28, 2011
Legg Mason Global Currents International Small Cap Opportunity Fund	October 4, 2010
Legg Mason Investment Counsel Financial Services Fund	July 29, 2010
Legg Mason Investment Counsel Social Awareness Fund	May 31, 2011
Legg Mason Lifestyle Allocation 30%	May 31, 2011
Legg Mason Lifestyle Allocation 50%	May 31, 2011
Legg Mason Lifestyle Allocation 70%	May 31, 2011
Legg Mason Lifestyle Allocation 85%	May 31, 2011
Legg Mason Permal Tactical Allocation Fund	April 29, 2011
Legg Mason Target Retirement 2015	May 31, 2011
Legg Mason Target Retirement 2020	May 31, 2011
Legg Mason Target Retirement 2025	May 31, 2011
Legg Mason Target Retirement 2030	May 31, 2011
Legg Mason Target Retirement 2035	May 31, 2011
Legg Mason Target Retirement 2040	May 31, 2011
Legg Mason Target Retirement 2045	May 31, 2011
Legg Mason Target Retirement 2050	May 31, 2011
Legg Mason Target Retirement Fund	May 31, 2011

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